Condensed Consolidated Statement of Stockholders' Deficit - USD ($)	Total	GP Investments Acquisition Corp [Member]	Common Stock [Member] GP Investments Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] GP Investments Acquisition Corp [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] GP Investments Acquisition Corp [Member]	Convertible Preferred Stock [Member]	Convertible Common Stock Class A [Member]	Convertible Common Stock Class B [Member]
Balance at Dec. 31, 2013	$ (43,398,000)			$ 12,103,000		$ (161,000)	$ (65,076,000)		$ 9,635,000	$ 0	$ 101,000
Balance (in shares) at Dec. 31, 2013									44,045,000	0	100,658,000
Stock-based compensation	2,080,000			2,080,000		0	0		$ 0	$ 0	$ 0
Warrant expense	8,000			8,000		0	0		0	0	0
Issuance of shares upon exercise of stock options	91,000			91,000		0	0		$ 0	$ 0	$ 0
Issuance of shares upon exercise of stock options (in shares)									0	0	424,000
Transfer of shares	0			0		0	0		$ 0	$ 0	$ 0
Transfer of shares (in shares)									0	332,000	(332,000)
Foreign currency translation gain (loss)	(158,000)			0		(158,000)	0		$ 0	$ 0	$ 0
Net loss	(127,828,000)			0		0	(127,828,000)		0	0	0
Balance at Dec. 31, 2014	(169,205,000)			14,282,000		(319,000)	(192,904,000)		$ 9,635,000	$ 0	$ 101,000
Balance (in shares) at Dec. 31, 2014									44,045,000	332,000	100,750,000
Stock-based compensation	2,272,000			2,272,000		0	0		$ 0	$ 0	$ 0
Warrant expense	59,000			59,000		0	0		0	0	0
Issuance of shares upon exercise of stock options	51,000			51,000		0	0		$ 0	$ 0	$ 0
Issuance of shares upon exercise of stock options (in shares)									0	0	196,000
Foreign currency translation gain (loss)	(227,000)			0		(227,000)	0		$ 0	$ 0	$ 0
Net loss	(45,269,000)			0		0	(45,269,000)		0	0	0
Balance at Dec. 31, 2015	(212,319,000)	$ 5,000,001	$ 532	16,664,000	$ 5,130,195	(546,000)	(238,173,000)	$ (130,726)	$ 9,635,000	$ 0	$ 101,000
Balance (in shares) at Dec. 31, 2015			5,320,250						44,045,000	332,000	100,946,000
Balance at Jan. 27, 2015		0	$ 0					0
Balance (in shares) at Jan. 27, 2015			0
Ordinary shares issued to initial shareholder		25,000	$ 431		24,569			0
Ordinary shares issued to initial shareholder (in shares)			4,312,500
Sale of 15,000,000 Units, net of underwriters discount and offering expenses		140,389,410	$ 1,500		140,387,910			0
Sale of 15,000,000 Units, net of underwriters discount and offering expenses (in shares)			15,000,000
Sale of 2,250,000 over-allotment Units to underwriters, net of underwriters discount		21,150,000	$ 225		21,149,775			0
Sale of 2,250,000 over-allotment Units to underwriters, net of underwriters discount (in shares)			2,250,000
Sale of 6,062,500 Private Placement Warrants		6,062,500	$ 0		6,062,500			0
Ordinary shares subject to redemption		(162,496,183)	$ (1,624)		(162,494,559)			0
Ordinary shares subject to redemption (in shares)			(16,242,250)
Net loss		(130,726)	$ 0		0			(130,726)
Balance at Dec. 31, 2015	(212,319,000)	5,000,001	$ 532	16,664,000	5,130,195	(546,000)	(238,173,000)	(130,726)	$ 9,635,000	$ 0	$ 101,000
Balance (in shares) at Dec. 31, 2015			5,320,250						44,045,000	332,000	100,946,000
Issuance of Series C Preferred Stock	10,001,000			0		0	0		$ 10,001,000	$ 0	$ 0
Issuance of Series C Preferred Stock (in shares)									56,441,000	0	0
Series C Preferred Stock offering costs	(94,000)			0		0	0		$ (94,000)	$ 0	$ 0
Beneficial conversion features of Series C Preferred Stock	10,000,000			10,000,000		0	0		0	0	0
Deemed dividend for beneficial conversion feature of Series C Preferred Stock	(10,000,000)			(10,000,000)		0	0		0	0	0
Stock-based compensation	2,297,000			2,297,000		0	0		0	0	0
Warrant expense	(7,000)			(7,000)		0	0		0	0	0
Issuance of shares upon exercise of stock options	49,000			49,000		0	0		$ 0	$ 0	$ 0
Issuance of shares upon exercise of stock options (in shares)									0	8,000	137,000
Ordinary shares subject to redemption		2,861,165	$ 33		2,861,132			0
Ordinary shares subject to redemption (in shares)			329,668
Foreign currency translation gain (loss)	(500,000)			0		(500,000)	0		$ 0	$ 0	$ 0
Net loss	(12,937,000)	(2,861,165)	$ 0	0	0	0	(12,937)	(2,861,165)	0	0	0
Balance at Dec. 31, 2016	(213,510,000)	5,000,001	$ 565	19,003,000	$ 7,991,327	(1,046,000)	(251,110,000)	$ (2,991,891)	$ 19,542,000	$ 0	$ 101,000
Balance (in shares) at Dec. 31, 2016			5,649,918						100,486,000	340,000	101,083,000
Stock-based compensation	1,916,000			1,916,000		0	0		$ 0	$ 0	$ 0
Warrant expense	363,000			363,000		0	0		0	0	0
Issuance of shares upon exercise of stock options	$ 397,000			394,000		0	0		$ 0	$ 1,000	$ 2,000
Issuance of shares upon exercise of stock options (in shares)									0	189,000	1,843,000
Ordinary shares subject to redemption (in shares)	(14,286,064)
Foreign currency translation gain (loss)	$ 160,000			0		160,000	0		$ 0	$ 0	$ 0
Net loss	(49,374,000)	(67,032)		0		0	(49,374,000)		0	0	0
Balance at Sep. 30, 2017	$ (260,048,000)	$ 5,000,001		$ 21,676,000		$ (886,000)	$ (300,484,000)		$ 19,542,000	$ 1,000	$ 103,000
Balance (in shares) at Sep. 30, 2017									100,486,000	529,000	102,926,000